Convertible Debentures	3 Months Ended
Mar. 31, 2022
Convertible Debentures
Convertible Debentures

12. Convertible Debentures

On September 30, 2019, the Company closed an unbrokered private placement of convertible debt, issuing $123,095 ($163,000 CAD) in debentures to two investors. The convertible debentures bear interest at 10% per annum, payable annually in advance. They are convertible any time during the term of the debenture into units (each unit consists of one share and one warrant; each warrant can acquire one share at an exercise price of $0.20 USD or $0.25 CAD per share, based on the currency initially subscribed) at a conversion price of $0.12 USD or $0.15 CAD per unit, based on the currency initially subscribed. The convertible debt was set to mature on September 30, 2021 and was secured by a general security agreement over the assets of the Company. The note was converted during the year ended December 31, 2021.

As the September 30, 2019, convertible debt included an embedded conversion feature denominated in Canadian dollars other than the functional currency which was USD at the issuance of the convertible debt, the debt was determined to be a financial instrument comprising an embedded derivative representing the conversion feature with a residual host debt component. On initial recognition, the Company used the residual value method to allocate the principal amount of the debentures between the embedded derivative conversion feature and host debt components. The conversion feature was valued first with the residual allocated to the host debt component.

On initial recognition the Company recognized a derivative liability of $81,956 and an offsetting convertible debt discount of $81,956.

The fair value of the conversion features was determined based on the Black-Scholes Option Pricing Model using the following weighted average assumptions:

2020
Risk-free interest rate	0.13%
Expected life (years)	1.01
Expected volatility	228%
Dividend yield	0%

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Interim Financial Statements

For the three months ended March 31, 2022 and 2021

(Expressed in U.S. dollars)

(Unaudited)

12.	Convertible Debentures (continued)

On July 1, 2020, the Company amended the conversion price of the convertible debentures. Under the amended terms, they are convertible any time during the term of the debenture into units (each unit consists of one share and one warrant; each warrant can acquire one share at an exercise price of $0.12 CAD per share, or approximately US$0.09 per share) at a conversion price of $0.075 CAD per unit (approximately US$0.06 per unit).

On September 15, 2020, debt in the principal amount of $9,870 ($13,000 CAD) was converted by the holder to 173,333 units.

On March 8, 2021, the Company amended the terms of the convertible debentures such that any warrants issued with the units upon the conversion of the debentures is exercisable at US$0.10 per share.

On March 8, 2021, the debt in the principal amount of $89,198 ($112,500 CAD) was converted to 1,500,000 units with no loss or gain recognized.

On March 30, 2021, the debt in the principal amount of $29,528 ($37,500 CAD) and an accrued interest of $12,000 was converted to 660,000 units with no loss or gain recognized.

A continuity of convertible debt and the embedded derivative conversion feature for the three months ended March 31, 2022 is as follows:

	Host debt instrument	Embedded conversion feature	Total
Balance, December 31, 2020	11,027	80,342	91,369
Accretion	19,943	-	19,943
Conversion	(30,970)	(80,342)	(111,312)
Balance, December 31, 2021 & March 31, 2022	$-	$-	$-